UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .9%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.49	9/7/16	9,000,000	[a]	9,000,000
Arizona - .1%
Maricopa County Industrial Development
Authority,
MFHR (San Clemente Apartments
Project) (Liquidity Facility; FNMA and
LOC; FNMA)	0.74	9/7/16	1,010,000	[a]	1,010,000
Arkansas - .8%
Arkansas Development Finance Authority,
MFHR (Capri Apartments Project)
(LOC; FHLB)	0.66	9/7/16	5,200,000	[a]	5,200,000
West Memphis Public Facilities Board,
MFHR, Refunding (Meadows
Apartments Project) (LOC; FHLMC)	0.67	9/7/16	3,350,000	[a]	3,350,000
					8,550,000
California - 3.2%
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	0.62	9/7/16	5,000,000	[a]	5,000,000
California Pollution Control Financing
Authority,
SWDR (Marin Sanitary Service Project)
(LOC; Comerica Bank)	0.81	9/7/16	1,545,000	[a]	1,545,000
California Pollution Control Financing
Authority,
SWDR (Pena's Disposal, Inc. Project)
(LOC; Comerica Bank)	0.81	9/7/16	1,925,000	[a]	1,925,000
California Pollution Control Financing
Authority,
SWDR (Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	0.71	9/7/16	16,000,000	[a]	16,000,000
California Pollution Control Financing
Authority,
SWDR (Solid Wastes of Willits, Inc.
Project) (LOC; Comerica Bank)	0.81	9/7/16	2,085,000	[a]	2,085,000
California Pollution Control Financing
Authority,
SWDR (Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.81	9/7/16	3,800,000	[a]	3,800,000
California Pollution Control Financing
Authority,
SWDR (Zerep Management Corporation
Project) (LOC; Comerica Bank)	0.81	9/7/16	3,000,000	[a]	3,000,000
					33,355,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 11.4%
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System) (Citigroup
ROCS, Series 2015-XM0054) (Liquidity
Facility; Citibank NA)	0.59	9/7/16	4,700,000[a,b,c]		4,700,000
RBC Municipal Products Inc. Trust (Series
E-25),
(City and County of Denver, Aviation
Airport System Revenue) (Liquidity
Facility; Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.63	9/7/16	40,000,000[a,b,c]		40,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.59	9/7/16	10,000,000	[a]	10,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.63	9/7/16	38,065,000	[a,b]	38,065,000
Tender Option Bond Trust Receipts (Series
2016-XM0203),
(City and County of Denver, Dedicated
Tax Improvement Revenue, Refunding)
(Liquidity Facility; Morgan Stanley
Bank)	0.59	9/7/16	6,665,000[a,b,c]		6,665,000
Tender Option Bond Trust Receipts (Series
2016-ZF0467),
(City and County of Denver, Airport
System Revenue) (LOC; Royal Bank of
Canada)	0.63	9/7/16	19,670,000[a,b,c]		19,670,000
					119,100,000
Connecticut - .0%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project) (LOC; TD
Bank)	0.77	9/7/16	230,000	[a]	230,000
District of Columbia - .7%
District of Columbia Housing Finance
Agency,
MFHR (Park 7 At Minnesota Benning
Project) (LOC; FHLMC)	0.61	9/7/16	7,000,000	[a]	7,000,000
Florida - 4.3%
Broward County Health Facilities
Authority,
Revenue (Henderson Mental Health
Center, Inc. Project) (LOC; Northern
Trust Company)	0.62	9/7/16	5,100,000	[a]	5,100,000
Broward County Housing Finance
Authority,
MFHR (Cypress Grove Apartments
Project) (LOC; FNMA)	0.63	9/7/16	31,830,000	[a]	31,830,000
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
FHLB)	0.62	9/7/16	4,370,000	[a]	4,370,000
Pinellas County Health Facilities Authority,
Health System Revenue (Baycare
Health System Issue) (LOC; Northern
Trust Company)	0.58	9/7/16	2,350,000	[a]	2,350,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 4.3% (continued)
Polk County Industrial Development
Authority,
IDR (Florida Treatt, Inc. Project) (LOC;
Bank of America)	0.77	9/7/16	1,300,000	[a]	1,300,000
					44,950,000
Georgia - 2.6%
Athens-Clarke County Unified Government
Development Authority,
Revenue (University of Georgia Athletic
Association Project) (LOC; Wells Fargo
Bank)	0.60	9/1/16	6,820,000	[a]	6,820,000
Bartow County Development Authority,
Revenue (VMC Specialty Alloys LLC
Project) (LOC; Comerica Bank)	0.66	9/7/16	3,065,000	[a]	3,065,000
Fulton County Development Authority,
Revenue (King's Ridge Christian School
Project) (LOC; Branch Banking and
Trust Co.)	0.64	9/7/16	14,575,000	[a]	14,575,000
Gwinnett County Development Authority,
IDR (KMD Group, LLC Project) (LOC;
Branch Banking and Trust Co.)	0.73	9/7/16	2,250,000	[a]	2,250,000
					26,710,000
Illinois - 4.1%
Channahon,
Revenue (Morris Hospital) (LOC; U.S.
Bank NA)	0.56	9/7/16	6,430,000	[a]	6,430,000
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.59	9/7/16	14,000,000	[a]	14,000,000
Illinois Finance Authority,
IDR (Pollmann North America, Inc.
Project) (LOC; PNC Bank NA)	0.71	9/7/16	1,720,000	[a]	1,720,000
Southwestern Illinois Development
Authority,
Revenue (Deli Star Ventures Project)
(LOC; Bank of Montreal)	1.25	9/7/16	275,000	[a]	275,000
Tender Option Bond Trust Receipts (Series
2015-ZM0120),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (LOC; Royal
Bank of Canada)	0.61	9/7/16	6,230,000[a,b,c]		6,230,000
Upper Illinois River Valley Development
Authority,
IDR (Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.72	9/7/16	5,140,000	[a]	5,140,000
Will County,
SWDR (BASF Corporation Project)	0.70	9/7/16	9,000,000	[a]	9,000,000
					42,795,000
Indiana - 1.2%
Crawfordsville,
MFHR (Autumn Woods Phase II
Apartments) (LOC; FHLB)	0.72	9/7/16	720,000	[a]	720,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and LaSarre Co.,
LLC Project) (LOC; PNC Bank NA)	0.70	9/7/16	1,915,000	[a]	1,915,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana - 1.2% (continued)
Noblesville,
EDR (GreyStone Apartments Project)
(LOC; Bank of America)	0.69	9/7/16	10,350,000	[a]	10,350,000
					12,985,000
Iowa - 1.1%
Iowa Finance Authority,
SWDR (MidAmerican Energy Project)	0.78	9/7/16	11,000,000	[a]	11,000,000
Orange City,
IDR (Vogel Enterprises, Limited
Project) (LOC; U.S. Bank NA)	0.93	9/7/16	400,000	[a]	400,000
					11,400,000
Kansas - .2%
Tender Option Bond Trust Receipts (Series
2015-XF2200),
(Kansas Department of Transportation,
Highway Revenue) (Liquidity Facility;
Citibank NA)	0.58	9/7/16	1,600,000[a,b,c]		1,600,000
Kentucky - .0%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue, Refunding
(Liberty Ridge Senior Living, Inc.
Project) (LOC; FHLB)	0.81	9/7/16	400,000	[a]	400,000
Louisiana - 6.8%
Ascension Parish,
Revenue (BASF Corporation Project)	0.70	9/7/16	5,700,000	[a]	5,700,000
Ascension Parish,
Revenue (BASF Corporation Project)	0.70	9/7/16	14,000,000	[a]	14,000,000
Caddo-Bossier Parishes Port Commission,
Revenue (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	0.67	9/7/16	2,240,000	[a]	2,240,000
Louisiana Local Government Enviromental
Facilities and Community Development
Authority,
Revenue (Honeywell International Inc.
Project)	0.71	9/7/16	6,000,000	[a]	6,000,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.60	9/1/16	8,000,000	[a]	8,000,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.61	9/1/16	31,500,000	[a]	31,500,000
Louisiana Public Facilities Authority,
Revenue (Dynamic Fuels, LLC Project)
(LOC; Bank of America)	0.60	9/1/16	4,000,000	[a]	4,000,000
					71,440,000
Maryland - .4%
Maryland Department of Housing and
Community Development, Community
Development Administration,
Residential Revenue (Liquidity Facility;
TD Bank)	0.57	9/7/16	1,695,000	[a]	1,695,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - .4% (continued)
Maryland Industrial Development
Financing Authority,
EDR (Hardwire, LLC Project) (LOC;
Bank of America)	0.77	9/7/16	2,900,000	[a]	2,900,000
					4,595,000
Massachusetts - .4%
Massachusetts Development Finance
Agency,
Revenue (Checon Corporation Issue)
(LOC; Bank of America)	0.78	9/7/16	2,025,000	[a]	2,025,000
Tender Option Bond Trust Receipts (Series
2015-XF2203),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) (Liquidity Facility; Citibank
NA)	0.58	9/7/16	2,300,000[a,b,c]		2,300,000
					4,325,000
Michigan - 2.9%
Michigan Housing Development Authority,
Rental Housing Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.68	9/1/16	30,740,000	[a]	30,740,000
Minnesota - .8%
Cohasset,
Revenue, Refunding (Minnesota Power
and Light Company Project) (LOC;
JPMorgan Chase Bank)	0.71	9/7/16	1,400,000	[a]	1,400,000
Minnesota Housing Finance Agency,
Residential Housing Finance Revenue
(Liquidity Facility; Royal Bank of
Canada)	0.60	9/7/16	4,500,000	[a]	4,500,000
Waite Park,
IDR (McDowall Company Project) (LOC;
U.S. Bank NA)	0.74	9/7/16	2,500,000	[a]	2,500,000
					8,400,000
Mississippi - 1.6%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.60	9/1/16	6,000,000	[a]	6,000,000
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.60	9/1/16	9,140,000	[a]	9,140,000
Mississippi Development Bank,
Special Obligation Revenue, Refunding
(Harrison County GO Bonds Refunding
Project) (LOC; Bank of America)	0.65	9/7/16	2,110,000	[a]	2,110,000
					17,250,000
Missouri - 3.4%
Bridgeton Industrial Development
Authority,
Private Activity Revenue (Formtek
Metal Processing, Inc. Project) (LOC;
Bank of America)	0.78	9/7/16	2,425,000	[a]	2,425,000
Missouri Development Finance Board,
IDR (Duke Manufacturing Company
Project) (LOC; Bank of America)	0.79	9/7/16	500,000	[a]	500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 3.4% (continued)
Platte County Industrial Development
Authority,
IDR (Complete Home Concepts Project)
(LOC; U.S. Bank NA)	0.68	9/7/16	5,985,000	[a]	5,985,000
RBC Municipal Products Inc. Trust (Series
E-47),
(Missouri Health and Educational
Facilities Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.60	9/7/16	25,000,000[a,b,c]		25,000,000
Saint Louis Industrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	0.62	9/7/16	1,530,000	[a]	1,530,000
					35,440,000
Nevada - .8%
Nevada Housing Division,
Multi-Unit Housing Revenue (Oakmont
at Flamingo Road Project) (Liquidity
Facility; FHLB and LOC; FHLB)	0.78	9/7/16	8,300,000	[a,b]	8,300,000
New Hampshire - .9%
New Hampshire Health and Education
Facilities Authority,
Revenue (Easter Seals New Hampshire
Issue) (LOC; FHLB)	0.64	9/7/16	9,355,000	[a]	9,355,000
New Jersey - .3%
New Jersey Housing and Mortgage Finance
Agency,
SFHR (Liquidity Facility; Bank of
America)	0.60	9/7/16	2,900,000	[a]	2,900,000
New York - 17.9%
Chautauqua County Industrial
Development Agency,
Civic Facility Revenue (The Gerry
Homes Project) (LOC; HSBC Bank USA)	0.61	9/7/16	7,170,000	[a]	7,170,000
Herkimer County Industrial Development
Agency,
IDR (F.E. Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.61	9/7/16	1,120,000	[a]	1,120,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; TD
Bank)	0.57	9/7/16	23,340,000	[a]	23,340,000
Nassau County Industrial Development
Agency,
Housing Revenue (Rockville Centre
Housing Associates, L.P. Project) (LOC;
M&T Trust)	0.86	9/7/16	9,415,000	[a]	9,415,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.59	9/1/16	7,180,000	[a]	7,180,000
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.66	9/7/16	4,040,000	[a]	4,040,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 17.9% (continued)
New York City Industrial Development
Agency,
IDR (Super-Tek Products, Inc. Project)
(LOC; Citibank NA)	0.72	9/7/16	2,975,000	[a]	2,975,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; Mizuho Bank, Ltd.)	0.60	9/1/16	14,200,000	[a]	14,200,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.62	9/1/16	19,100,000	[a]	19,100,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.60	9/1/16	9,000,000	[a]	9,000,000
New York City Transitional Finance
Authority,
Revenue (New York City Recovery)
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.62	9/1/16	8,280,000	[a]	8,280,000
New York State Dormitory Authority,
Revenue (Le Moyne College) (LOC; TD
Bank)	0.60	9/7/16	7,615,000	[a]	7,615,000
New York State Housing Finance Agency,
Housing Revenue (25 Washington
Street) (LOC; M&T Trust)	0.66	9/7/16	8,515,000	[a]	8,515,000
Onondaga County Industrial Development
Agency,
IDR (ICM Controls Corporation Project)
(LOC; M&T Trust)	0.76	9/7/16	1,390,000	[a]	1,390,000
Saratoga County Industrial Development
Agency,
Civic Facility Revenue (The Saratoga
Hospital Project) (LOC; HSBC Bank PLC)	0.58	9/7/16	3,600,000	[a]	3,600,000
Schenectady Industrial Development
Agency,
Civic Facility Revenue (Union Graduate
College Project) (LOC; M&T Trust)	0.61	9/7/16	4,935,000	[a]	4,935,000
Tender Option Bond Trust Receipts (Series
2015-ZM0122),
(Utility Debt Securitization Authority of
New York, Restructuring Bonds)
Liquidity Facility; Royal Bank of
Canada)	0.60	9/7/16	1,000,000[a,b,c]		1,000,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.62	9/1/16	10,400,000	[a]	10,400,000
Yonkers Industrial Development Agency,
MFHR (Main Street Lofts Yonkers LLC
Project) (LOC; M&T Trust)	0.69	9/7/16	44,600,000	[a]	44,600,000
					187,875,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - 3.2%
Guilford County Industrial Facilities and
Pollution Control Financing Authority,
IDR (Anco-Eaglin Project) (LOC; Branch
Banking and Trust Co.)	0.72	9/7/16	2,850,000	[a]	2,850,000
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC; Branch
Banking and Trust Co.)	0.63	9/7/16	15,035,000	[a]	15,035,000
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Cape
Fear Valley Health System) (LOC;
Branch Banking and Trust Co.)	0.66	9/7/16	16,000,000	[a]	16,000,000
					33,885,000
Ohio - 1.6%
Cuyahoga County,
Airport Facilities Revenue (Corporate
Wings Project) (LOC; U.S. Bank NA)	0.78	9/7/16	1,775,000	[a]	1,775,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.70	9/7/16	1,535,000	[a]	1,535,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.70	9/7/16	1,355,000	[a]	1,355,000
Franklin County,
IDR (Ohio Girl Scout Council Project)
(LOC; PNC Bank NA)	0.80	9/7/16	135,000	[a]	135,000
Lorain County,
IDR (Cutting Dynamics, Inc. Project)
(LOC; PNC Bank NA)	0.70	9/7/16	1,120,000	[a]	1,120,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	10,500,000		10,501,897
					16,421,897
Oklahoma - .5%
Muskogee City and County Trust Port
Authority,
IDR (Metals USA Plates and Shapes
Southcentral, Inc. Project) (LOC; Bank
of America)	0.66	9/7/16	5,250,000	[a]	5,250,000
Pennsylvania - 4.3%
Beaver County Industrial Development
Authority,
EIR (BASF Corporation Project)	0.70	9/7/16	3,200,000	[a]	3,200,000
Franklin County Industrial Development
Authority,
Revenue (James and Donna Martin
Project) (LOC; Wells Fargo Bank)	0.77	9/7/16	1,000,000	[a]	1,000,000
Jackson Township Industrial Development
Authority,
Revenue (Everlast Roofing, Inc. Project)
(LOC; M&T Trust)	0.76	9/7/16	2,705,000	[a]	2,705,000
Lancaster Industrial Development
Authority,
Revenue (Willow Valley Retirement
Communities Project) (Liquidity
Facility; PNC Bank NA)	0.60	9/7/16	7,500,000	[a]	7,500,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 4.3% (continued)
Luzerne County Industrial Development
Authority,
Revenue (Cornell Iron Works Project)
(LOC; Bank of America)	0.77	9/7/16	1,000,000	[a]	1,000,000
Pennsylvania Economic Development
Finance Authority,
Exempt Facilities Revenue (Merck and
Company, Inc., West Point Project)	0.66	9/7/16	21,300,000	[a]	21,300,000
Philadelphia School District,
GO Notes, Refunding (LOC; PNC Bank
NA)	0.58	9/7/16	6,000,000	[a]	6,000,000
Telford Industrial Development Authority,
IDR (Ridgetop Associates Project) (LOC;
Bank of America)	0.68	9/7/16	2,760,000	[a]	2,760,000
					45,465,000
South Carolina - 1.1%
North Charleston,
Tax Increment Bond (Charleston Naval
Complex Redevelopment Plan Project)
(Liquidity Facility; Bank of America)	0.60	9/7/16	65,000	[a]	65,000
South Carolina Jobs-Economic
Development Authority,
EDR (Lexington-Richland Alcohol and
Drug Abuse Council, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.65	9/7/16	3,915,000	[a]	3,915,000
South Carolina Jobs-Economic
Development Authority,
EDR (South Atlantic Canners, Inc.
Project) (LOC; Wells Fargo Bank)	0.72	9/7/16	5,000,000	[a]	5,000,000
Tender Option Bond Trust Receipts (Series
2015-XF2204),
(Charleston, Waterworks and Sewer
System Capital Improvement Revenue)
(Liquidity Facility; Citibank NA)	0.58	9/7/16	3,000,000[a,b,c]		3,000,000
					11,980,000
Tennessee - 5.2%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (Liquidity Facility; Branch
Banking and Trust Co.)	0.63	9/7/16	43,150,000	[a]	43,150,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.67	9/7/16	5,400,000	[a]	5,400,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.67	9/7/16	1,510,000	[a]	1,510,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue (Rhodes
College) (LOC; Wells Fargo Bank)	0.61	9/7/16	4,895,000	[a]	4,895,000
					54,955,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 7.7%
Bexar County Housing Finance
Corporation,
MFHR (Perrin Park Apartments
Project) (LOC; Northern Trust
Company)	0.68	9/7/16	10,375,000	[a]	10,375,000
Brazos River Harbor Navigation District of
Brazoria County,
Revenue (BASF Corporation Project)	0.70	9/7/16	9,200,000	[a]	9,200,000
Brazos River Harbor Navigation District of
Brazoria County,
Revenue (BASF Corporation Project)	0.70	9/7/16	6,600,000	[a]	6,600,000
Houston,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corp.)	0.75	9/8/16	10,000,000		10,000,000
Port of Port Arthur Navigation District,
Revenue (BASF Corporation Project)	0.70	9/7/16	9,800,000	[a]	9,800,000
Red River Education Finance Corporation,
Higher Education Revenue (Texas
Christian University Project) (Liquidity
Facility; Northern Trust Company)	0.65	9/7/16	21,000,000	[a]	21,000,000
Tender Option Bond Trust Receipts (Series
2015-XF2201),
(Texas Water Development Board, State
Water Implementation Revenue)
(Liquidity Facility; Citibank NA)	0.58	9/7/16	3,100,000[a,b,c]		3,100,000
Tender Option Bond Trust Receipts (Series
2016-ZF0471),
(Dallas and Fort Worth, Joint
Improvement Revenue (Dallas/Fort
Worth International Airport)) (LOC;
Royal Bank of Canada)	0.63	9/7/16	10,245,000[a,b,c]		10,245,000
					80,320,000
Vermont - .5%
Vermont Housing Finance Agency,
Multiple Purpose Revenue (Liquidity
Facility; TD Bank)	0.66	9/7/16	5,100,000	[a]	5,100,000
Virginia - 2.4%
Emporia Industrial Development
Authority,
IDR (Toll VA III, L.P. Project) (LOC;
Bank of America)	0.78	9/7/16	2,160,000	[a]	2,160,000
Fairfax County Industrial Development
Authority,
Health System Revenue (Inova Health
System Project)	0.58	9/7/16	10,000,000	[a]	10,000,000
Norfolk Economic Development Authority,
Hospital Facilities Revenue, Refunding
(Sentara Healthcare)	0.63	9/7/16	11,415,000	[a]	11,415,000
Norfolk Redevelopment and Housing
Authority,
Revenue (E2F Student Housing I, LLC
Project) (LOC; Bank of America)	0.69	9/7/16	1,615,000	[a]	1,615,000
					25,190,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - 1.5%
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.66	9/7/16	3,065,000	[a]	3,065,000
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.66	9/7/16	2,090,000	[a]	2,090,000
Port of Chehalis Industrial Development
Corporation,
Industrial Revenue (JLT Holding, LLC
Project) (LOC; Wells Fargo Bank)	0.72	9/7/16	1,625,000	[a]	1,625,000
Tender Option Bond Trust Receipts (Series
XM-0127),
(Washington, GO Notes (Various
Purpose)) (Liquidity Facility; JP Morgan
Chase Bank)	0.59	9/7/16	2,250,000[a,b,c]		2,250,000
Washington Housing Finance Commission,
Nonprofit Revenue, Refunding
(Panorama City Project) (LOC; Wells
Fargo Bank)	0.67	9/7/16	3,510,000	[a]	3,510,000
Washington Housing Finance Commission,
Single Family Program Revenue
(Liquidity Facility; State Street Bank
and Trust Co.)	0.64	9/7/16	3,620,000	[a]	3,620,000
					16,160,000
Wisconsin - 1.8%
Door County Housing Authority,
Housing Revenue (Big Hill Regency
House Project) (LOC; FHLB)	0.78	9/7/16	1,600,000	[a]	1,600,000
Kiel,
IDR (Polar Ware Company Project)
(LOC; Wells Fargo Bank)	0.80	9/7/16	2,390,000	[a]	2,390,000
Manitowoc Community Development
Authority,
Housing Revenue (Southbrook Manor
Project) (LOC; FHLB)	0.78	9/7/16	2,125,000	[a]	2,125,000
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc. Project) (LOC;
Bank of Montreal)	0.78	9/7/16	700,000	[a]	700,000
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project) (LOC; FHLB)	0.78	9/7/16	1,010,000	[a]	1,010,000
Sheboygan Falls,
IDR (HTT, Inc. Project) (LOC; U.S. Bank
NA)	0.78	9/7/16	1,890,000	[a]	1,890,000
Wisconsin Housing and Economic
Development Authority,
MFHR (Liquidity Facility; PNC Bank NA)	0.59	9/7/16	8,710,000	[a]	8,710,000
					18,425,000
Wyoming - .8%
Green River,
SWDR (OCI Wyoming, L.P. Project)
(LOC; Comerica Bank)	0.71	9/7/16	8,600,000	[a]	8,600,000

Total Investments (cost $1,021,456,897)			97.4%		1,021,456,897

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	2.6%	27,589,897
Net Assets	100.0%	1,049,046,794

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to
$172,125,000 or 16.41% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,021,456,897
Level 3 - Significant Unobservable Inputs	-
Total	1,021,456,897

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)